SHARE CAPITAL - Share Purchase Warrants - Outstanding and Exercisable (Details) - $ / shares	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Number of warrants outstanding
Beginning balance		10,000,000	18,250,000
Exercised	19,500,000	(5,000,000)	(8,250,000)
Ending balance	10,000,000	5,000,000	10,000,000
Weighted average exercise price per warrant
Beginning balance		$ 2.84	$ 2.41
Exercised		2.41	1.89
Ending balance	$ 2.84	$ 3.28	$ 2.84